Report Of The Directors Financial Review Risk Report - Wholesale lending: commercial real estate loans and advances including loan commitments by level of collateral for key countries/territories (by stage) (Details) - IFRS 9 - GBP (£)
£ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Gross exposure	£ 491,479,000	£ 491,098,000
Wholesale | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	143,157,000	148,916,000
Collateral value	£ 3,694,000	£ 4,215,000
ECL coverage %	0.70%	0.70%
Wholesale | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 53,578,000	£ 57,812,000
Collateral value	£ 152,000	£ 93,000
ECL coverage %	0.60%	0.50%
Wholesale | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 69,397,000	£ 66,036,000
Collateral value	£ 3,131,000	£ 3,655,000
ECL coverage %	0.70%	0.80%
Wholesale | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 11,474,000	£ 16,255,000
Collateral value	£ 0	£ 0
ECL coverage %	0.50%	0.90%
Wholesale | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 128,504,000	£ 132,037,000
ECL coverage %	0.70%	0.70%
Wholesale | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 48,680,000	£ 50,972,000
ECL coverage %	0.60%	0.50%
Wholesale | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 62,704,000	£ 59,211,000
ECL coverage %	0.70%	0.80%
Wholesale | Not collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 10,725,000	£ 15,194,000
ECL coverage %	0.50%	0.90%
Wholesale | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 9,718,000	£ 11,656,000
ECL coverage %	0.40%	0.40%
Wholesale | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,643,000	£ 6,637,000
ECL coverage %	0.10%	0.10%
Wholesale | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,477,000	£ 2,397,000
ECL coverage %	0.40%	0.30%
Wholesale | Fully collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 749,000	£ 1,061,000
ECL coverage %	0.50%	0.80%
Wholesale | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,935,000	£ 5,223,000
ECL coverage %	1.10%	1.00%
Wholesale | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 255,000	£ 203,000
ECL coverage %	1.20%	1.50%
Wholesale | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,216,000	£ 4,428,000
ECL coverage %	1.00%	1.00%
Wholesale | Partially collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,604,000	£ 2,997,000
ECL coverage %	0.70%	0.70%
Wholesale | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 779,000	£ 1,869,000
ECL coverage %	0.10%	0.20%
Wholesale | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,205,000	£ 620,000
ECL coverage %	0.30%	0.60%
Wholesale | – less than 50% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,055,000	£ 3,599,000
ECL coverage %	0.40%	0.20%
Wholesale | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,081,000	£ 2,248,000
ECL coverage %	0.00%	0.20%
Wholesale | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 733,000	£ 1,121,000
ECL coverage %	0.40%	0.20%
Wholesale | – 51% to 75% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 498,000	£ 369,000
ECL coverage %	1.20%	1.10%
Wholesale | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 35,000	£ 238,000
ECL coverage %	5.70%	0.00%
Wholesale | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 114,000	£ 38,000
ECL coverage %	0.90%	0.00%
Wholesale | – 76% to 90% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,561,000	£ 4,691,000
ECL coverage %	0.20%	0.30%
Wholesale | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,748,000	£ 2,282,000
ECL coverage %	0.00%	0.00%
Wholesale | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 425,000	£ 618,000
ECL coverage %	0.70%	0.30%
Wholesale | – 91% to 100% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 749,000	£ 1,061,000
ECL coverage %	0.50%	0.80%
Wholesale | Stage 1 | Non credit – impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 128,316,000	£ 132,152,000
Collateral value	£ 2,963,000	£ 3,664,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 46,850,000	£ 52,549,000
Collateral value	£ 150,000	£ 77,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 64,497,000	£ 59,903,000
Collateral value	£ 2,418,000	£ 3,128,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 9,573,000	£ 12,386,000
Collateral value	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 115,898,000	£ 117,166,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 42,157,000	£ 46,080,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 59,349,000	£ 53,960,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Not collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 8,949,000	£ 11,577,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 8,709,000	£ 10,444,000
ECL coverage %	0.10%	0.10%
Wholesale | Stage 1 | Non credit – impaired | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,464,000	£ 6,300,000
ECL coverage %	0.00%	0.10%
Wholesale | Stage 1 | Non credit – impaired | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,110,000	£ 2,146,000
ECL coverage %	0.10%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Fully collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 624,000	£ 809,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,709,000	£ 4,542,000
ECL coverage %	0.10%	0.10%
Wholesale | Stage 1 | Non credit – impaired | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 229,000	£ 169,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,038,000	£ 3,797,000
ECL coverage %	0.00%	0.10%
Wholesale | Stage 1 | Non credit – impaired | Partially collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,221,000	£ 2,456,000
ECL coverage %	0.20%	0.20%
Wholesale | Stage 1 | Non credit – impaired | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 654,000	£ 1,643,000
ECL coverage %	0.00%	0.20%
Wholesale | Stage 1 | Non credit – impaired | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,047,000	£ 491,000
ECL coverage %	0.10%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – less than 50% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,830,000	£ 3,321,000
ECL coverage %	0.10%	0.10%
Wholesale | Stage 1 | Non credit – impaired | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,031,000	£ 2,161,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 614,000	£ 1,050,000
ECL coverage %	0.20%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 51% to 75% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 336,000	£ 354,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 33,000	£ 234,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 87,000	£ 36,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 76% to 90% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,322,000	£ 4,313,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,746,000	£ 2,262,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 362,000	£ 569,000
ECL coverage %	0.00%	0.00%
Wholesale | Stage 1 | Non credit – impaired | – 91% to 100% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 624,000	£ 809,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 12,712,000	£ 14,715,000
Collateral value	£ 595,000	£ 426,000
ECL coverage %	1.00%	1.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 6,088,000	£ 4,569,000
Collateral value	£ 0	£ 13,000
ECL coverage %	0.90%	0.80%
Wholesale | Lifetime expected credit losses | Non credit – impaired | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,762,000	£ 5,292,000
Collateral value	£ 583,000	£ 405,000
ECL coverage %	1.00%	1.10%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,716,000	£ 3,497,000
Collateral value	£ 0	£ 0
ECL coverage %	1.10%	0.90%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 10,983,000	£ 13,074,000
ECL coverage %	1.00%	0.90%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 5,901,000	£ 4,219,000
ECL coverage %	0.90%	0.80%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,634,000	£ 4,581,000
ECL coverage %	1.10%	1.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Not collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,603,000	£ 3,269,000
ECL coverage %	1.10%	0.90%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 908,000	£ 1,132,000
ECL coverage %	1.20%	1.50%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 168,000	£ 327,000
ECL coverage %	0.00%	1.20%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 341,000	£ 239,000
ECL coverage %	1.20%	1.70%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Fully collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 113,000	£ 228,000
ECL coverage %	0.90%	0.90%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 821,000	£ 509,000
ECL coverage %	0.50%	1.40%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 19,000	£ 23,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 787,000	£ 472,000
ECL coverage %	0.40%	1.50%
Wholesale | Lifetime expected credit losses | Non credit – impaired | Partially collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 342,000	£ 515,000
ECL coverage %	1.50%	1.70%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 119,000	£ 224,000
ECL coverage %	0.00%	0.40%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 146,000	£ 122,000
ECL coverage %	0.70%	0.80%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – less than 50% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 196,000	£ 272,000
ECL coverage %	1.00%	1.50%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 47,000	£ 84,000
ECL coverage %	0.00%	3.60%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 115,000	£ 69,000
ECL coverage %	0.90%	1.40%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 51% to 75% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 149,000	£ 4,000
ECL coverage %	0.70%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 2,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 19,000	£ 1,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 76% to 90% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 221,000	£ 341,000
ECL coverage %	1.80%	1.20%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,000	£ 17,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 61,000	£ 47,000
ECL coverage %	3.30%	4.30%
Wholesale | Lifetime expected credit losses | Non credit – impaired | – 91% to 100% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 113,000	£ 228,000
ECL coverage %	0.90%	0.90%
Wholesale | Lifetime expected credit losses | Stage 3 | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,122,000	£ 2,047,000
Collateral value	£ 135,000	£ 125,000
ECL coverage %	36.80%	38.40%
Wholesale | Lifetime expected credit losses | Stage 3 | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 640,000	£ 694,000
Collateral value	£ 2,000	£ 3,000
ECL coverage %	38.60%	30.80%
Wholesale | Lifetime expected credit losses | Stage 3 | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,131,000	£ 839,000
Collateral value	£ 129,000	£ 122,000
ECL coverage %	37.80%	51.00%
Wholesale | Lifetime expected credit losses | Stage 3 | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 185,000	£ 372,000
Collateral value	£ 0	£ 0
ECL coverage %	21.10%	28.80%
Wholesale | Lifetime expected credit losses | Stage 3 | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,617,000	£ 1,795,000
ECL coverage %	43.80%	40.30%
Wholesale | Lifetime expected credit losses | Stage 3 | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 622,000	£ 673,000
ECL coverage %	38.70%	31.20%
Wholesale | Lifetime expected credit losses | Stage 3 | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 715,000	£ 668,000
ECL coverage %	53.80%	57.90%
Wholesale | Lifetime expected credit losses | Stage 3 | Not collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 173,000	£ 348,000
ECL coverage %	20.80%	28.70%
Wholesale | Lifetime expected credit losses | Stage 3 | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 101,000	£ 80,000
ECL coverage %	23.80%	26.30%
Wholesale | Lifetime expected credit losses | Stage 3 | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 11,000	£ 10,000
ECL coverage %	27.30%	10.00%
Wholesale | Lifetime expected credit losses | Stage 3 | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 26,000	£ 12,000
ECL coverage %	15.40%	33.30%
Wholesale | Lifetime expected credit losses | Stage 3 | Fully collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 12,000	£ 24,000
ECL coverage %	25.00%	29.20%
Wholesale | Lifetime expected credit losses | Stage 3 | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 404,000	£ 172,000
ECL coverage %	12.10%	23.80%
Wholesale | Lifetime expected credit losses | Stage 3 | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 7,000	£ 11,000
ECL coverage %	42.90%	27.30%
Wholesale | Lifetime expected credit losses | Stage 3 | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 390,000	£ 159,000
ECL coverage %	10.00%	23.30%
Wholesale | Lifetime expected credit losses | Stage 3 | Partially collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 41,000	£ 26,000
ECL coverage %	24.40%	23.10%
Wholesale | Lifetime expected credit losses | Stage 3 | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 6,000	£ 2,000
ECL coverage %	16.70%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 12,000	£ 7,000
ECL coverage %	16.70%	28.60%
Wholesale | Lifetime expected credit losses | Stage 3 | – less than 50% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 29,000	£ 6,000
ECL coverage %	20.70%	33.30%
Wholesale | Lifetime expected credit losses | Stage 3 | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 3,000	£ 3,000
ECL coverage %	0.00%	33.30%
Wholesale | Lifetime expected credit losses | Stage 3 | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 4,000	£ 2,000
ECL coverage %	25.00%	50.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 51% to 75% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 13,000	£ 11,000
ECL coverage %	38.50%	36.40%
Wholesale | Lifetime expected credit losses | Stage 3 | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,000	£ 2,000
ECL coverage %	100.00%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 8,000	£ 1,000
ECL coverage %	12.50%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 76% to 90% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 18,000	£ 37,000
ECL coverage %	22.20%	21.60%
Wholesale | Lifetime expected credit losses | Stage 3 | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 3,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 2,000	£ 2,000
ECL coverage %	50.00%	50.00%
Wholesale | Lifetime expected credit losses | Stage 3 | – 91% to 100% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 12,000	£ 24,000
ECL coverage %	25.00%	29.20%
Wholesale | Lifetime expected credit losses | POCI | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 7,000	£ 2,000
Collateral value	£ 1,000	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
Collateral value	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 7,000	£ 2,000
Collateral value	£ 1,000	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
Collateral value	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Not collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 6,000	£ 2,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Not collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Not collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 6,000	£ 2,000
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Not collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Fully collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Fully collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Fully collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Fully collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Partially collateralised | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,000	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Partially collateralised | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Partially collateralised | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 1,000	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | Partially collateralised | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – less than 50% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – less than 50% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – less than 50% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – less than 50% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 51% to 75% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 51% to 75% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 51% to 75% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 51% to 75% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 76% to 90% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 76% to 90% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 76% to 90% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 76% to 90% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 91% to 100% | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 91% to 100% | UK | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 91% to 100% | France | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%
Wholesale | Lifetime expected credit losses | POCI | – 91% to 100% | Germany | Other corporate, commerical, and non-bank financial institutions loans and advances including loan commitments | Loans and advances to customers and banks
Disclosure of financial assets [line items]
Gross exposure	£ 0	£ 0
ECL coverage %	0.00%	0.00%